COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investment property under development	$ 3,862,785
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Investment property under development			$ 8,067,067
Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Counterparty settlement amount		$ 237,226
Entering into significant commitments or contingent liabilities [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Counterparty settlement amount		$ 244,151